Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Disaggregated Revenue Data for Those Markets	Disaggregated revenue data for those markets is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Americas	$9,806	$7,437	$20,232	$18,308
EMEA	6,425	4,555	12,687	8,390
APAC	4,188	2,182	7,620	5,177

Total	$20,419	$14,174	$40,539	$31,875

The Company measures revenue based on the physical location of where the customer who is receiving the promised goods or service is located. Disaggregated revenue data for those markets is as follows:

	Revenue during the years ended December 31,
(in thousands)	2020	2019
Americas	$40,837	$53,183
EMEA	19,214	12,142
APAC	11,800	7,224

Total	$71,851	$72,549